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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Senior Loans*: 179.3%
Aerospace and Defense: 2.5%
$1,840,000		Alliant Techsystems, Inc. Term Loan, maturing March 31, 2011	Ba2	BB	$1,867,217
995,000		Arinc, Inc. Term Loan, maturing March 10, 2011	Ba3	BB	1,008,059
2,500,000		Ceradyne, Inc. Term Loan, maturing August 18, 2011	Ba3	BB-	2,534,375
5,000,000		K&F Industries, Inc. Term Loan, maturing November 16, 2012	B2	B+	5,078,125
1,400,000		Northwest Airlines, Inc. Term Loan, maturing November 23, 2010	B1	B+	1,433,834
4,361,538		Standard Aero Holdings, Inc. Term Loan, maturing August 20, 2012	B2	B+	4,426,961
1,985,025		Transdigm, Inc. Term Loan, maturing July 22, 2010	B1	B+	2,017,282
2,000,000		United Air Lines, Inc. Debtor in Possession Term Loan, maturing June 30, 2005	Ba3	BB-	2,023,750
5,969,732		United Defense Industries, Inc. Term Loan, maturing August 13, 2009	Ba2	BB+	6,043,112

					26,432,715

Automobile: 8.2%
2,000,000		Affinia Group, Inc. Term Loan, maturing November 15, 2011	B2	BB-	2,033,438
953,720		Aftermarket Technology Corporation Term Loan, maturing February 08, 2008	Ba3	BB-	960,754
1,311,439		Term Loan, maturing February 08, 2008			1,327,832
3,874,190		CCC Information Services, Inc. Term Loan, maturing August 20, 2010	B1	B+	3,922,617
1,174,622		Collins & Aikman Products Company Term Loan, maturing September 11, 2011	B1	B+	1,179,271
4,486,250		Dayco Products, LLC Term Loan, maturing June 23, 2011	B1	BB-	4,559,152
3,128,000		Dura Operating Corporation Term Loan, maturing December 31, 2008	Ba3	BB-	3,161,886
3,975,500	(2)	Federal-Mogul Corporation Term Loan, maturing February 24, 2005	Ca	NR	3,770,978
5,500,000		Goodyear Tire & Rubber Company Term Loan, maturing March 31, 2006	B1	BB	5,595,106
1,500,000		Term Loan, maturing March 31, 2006			1,522,500
2,992,500		Grand Vehicle Works Holdings Corporation Term Loan, maturing July 31, 2010	B2	B+	2,955,094
2,759,722		HLI Operating Company, Inc. Term Loan, maturing June 03, 2009	Ba3	BB-	2,789,044
2,500,000		JL French Automotive Castings, Inc. Term Loan, maturing July 31, 2011	B3	B	2,511,458
1,500,000		Term Loan, maturing July 31, 2012	Caa1	CCC+	1,455,000
1,441,705		Key Automotive Group Term Loan, maturing June 29, 2010	B1	BB-	1,462,430
628,959		Term Loan, maturing June 30, 2011			638,000

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

		Bank Loan
		Ratings†

Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Automobile: (continued)
$1,402,174	Keystone Automotive Industries, Inc. Term Loan, maturing October 30, 2009	B1	B+	$1,420,796
1,987,494	Meridian Automotive Systems, Inc. Term Loan, maturing April 28, 2010	B2	B+	1,858,929
2,397,435	Metaldyne Company, LLC Term Loan, maturing December 31, 2009	B2	BB-	2,394,738
1,958,621	Plastech, Inc. Term Loan, maturing March 31, 2010	Ba3	BB-	1,990,856
2,987,500	RJ Tower Corporation Term Loan, maturing May 21, 2009	B1	B+	2,954,638
7,711,878	Safelite Glass Corporation Term Loan, maturing September 30, 2007	B3	B+	6,747,894
12,403,267	Term Loan, maturing September 30, 2007			10,852,859
2,054,475	Tenneco Automotive, Inc. Term Loan, maturing December 12, 2010	B1	B+	2,093,853
2,487,500	Transportation Technologies Industries, Inc. Term Loan, maturing March 14, 2009	B2	B	2,508,228
1,600,000	TRW Automotive Acquisitions Corporation Term Loan, maturing February 28, 2009	Ba2	BB+	1,604,000
9,863,478	Term Loan, maturing February 28, 2011			9,957,181
2,998,333	United Components, Inc. Term Loan, maturing June 30, 2010	B1	BB-	3,036,751

				87,265,283

Banking: 0.3%
3,426,801	Outsourcing Solutions, Inc. Term Loan, maturing December 09, 2008	NR	NR	3,448,219

				3,448,219

Beverage, Food and Tobacco: 4.6%
6,532,306	Birds Eye Foods, Inc. Term Loan, maturing June 30, 2008	B1	B+	6,622,125
5,036,417	Commonwealth Brands, Inc. Term Loan, maturing August 28, 2007	Ba3	BB-	5,105,668
5,250,000	Constellation Brands, Inc. Term Loan, maturing November 30, 2008	Ba1	BB	5,279,122
3,179,861	Del Monte Corporation Term Loan, maturing December 20, 2010	Ba3	BB-	3,239,483
3,586,438	Dr. Pepper Bottling Company Of Texas Term Loan, maturing December 19, 2010	B1	BB-	3,650,883
3,980,000	Golden State Foods Corporation Term Loan, maturing February 28, 2011	B1	B+	4,047,163
4,410,243	Keystone Foods Holdings, LLC Term Loan, maturing June 16, 2011	Ba3	B+	4,459,858
3,960,000	Michael Foods, Inc. Term Loan, maturing November 21, 2010	B1	B+	4,024,968
4,737,500	Pierre Foods, Inc. Term Loan, maturing June 30, 2010	B1	B+	4,789,811
2,985,000	Pinnacle Foods Corporation Term Loan, maturing November 25, 2010	B1	B+	2,985,621

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Beverage, Food and Tobacco: (continued)
$2,944,982		Southern Wine & Spirits Of America, Inc. Term Loan, maturing July 02, 2008	Ba3	BB+	$2,984,094
1,142,087		Swift & Company Term Loan, maturing September 19, 2008	Ba2	BB	1,166,356

					48,355,152

Buildings and Real Estate: 7.0%
1,400,000		Associated Materials, Inc. Term Loan, maturing August 29, 2010	Ba3	B+	1,419,250
2,977,500		Atrium Companies, Inc. Term Loan, maturing December 10, 2008	B1	B+	3,019,682
3,980,000		Builders Firstsource, Inc. Term Loan, maturing February 25, 2010	B1	B+	4,014,825
1,975,000		Building Materials Holding Corporation Term Loan, maturing August 21, 2010	Ba2	BB-	1,989,813
1,500,000		Contech Construction Products, Inc. Term Loan, maturing November 9, 2010	Ba3	BB-	1,500,000
2,545,388		Crescent Real Estate Equities, L.P. Term Loan, maturing January 12, 2006	B1	BB+	2,570,842
6,514,344		DMB Newco, LLC Term Loan, maturing February 28, 2009	NR	NR	6,530,630
10,000,000		GGPLP, LLC Term Loan, maturing November 10, 2007	Ba2	BB+	9,984,720
17,000,000		Term Loan, maturing November 10, 2008			17,082,348
5,368,750		Headwaters, Inc. Term Loan, maturing April 30, 2011	B1	B+	5,444,809
1,496,250		NCI Building Systems, Inc. Term Loan, maturing September 15, 2008	Ba2	BB	1,514,953
5,985,000		Nortek, Inc. Term Loan, maturing August 27, 2011	B1	B+	6,094,723
321,429		Ply Gem Industries, Inc. Revolver, maturing February 12, 2009	B1	B+	314,599
746,250		Term Loan, maturing March 15, 2010			755,112
1,500,000		Term Loan, maturing February 12, 2011			1,517,813
4,228,750		Term Loan, maturing October 01, 2011			4,278,966
5,466,231		St. Marys Cement, Inc. Term Loan, maturing December 04, 2009	B1	BB-	5,531,142
916,667		Werner Holdings Company, Inc. Term Loan, maturing June 11, 2009	B1	B	896,042

					74,460,269

Cable Television: 17.2%
2,956,684	(2)	Adelphia Communications Corporation Debtor in Possession Term Loan, maturing March 31, 2005	NR	BBB	2,975,778
2,000,000		Atlantic Broadband Finance, LLC Term Loan, maturing September 01, 2011	B2	B	2,045,834
2,493,750		Bragg Communications, Inc. Term Loan, maturing August 31, 2011	B1	NR	2,526,480
5,000,000		Bresnan Communications, LLC Term Loan, maturing December 31, 2007	B1	BB-	5,073,440

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value

Cable Television: (continued)
$1,492,500		Cebridge Connections, Inc. Term Loan, maturing February 23, 2009	NR	NR	$1,496,698
4,477,500		Term Loan, maturing February 23, 2010			4,455,113
1,230,000	(2)	Century Cable Holdings, LLC Revolver, maturing March 31, 2009	Caa1	NR	1,213,856
19,357,940		Term Loan, maturing June 30, 2009			19,259,427
5,500,000		Term Loan, maturing December 31, 2009			5,467,919
7,000,000		Charter Communications Operating, LLC Term Loan, maturing April 27, 2010	B2	B	6,920,242
49,875,000		Term Loan, maturing April 27, 2011			49,817,095
7,000,000	(2)	Hilton Head Communications, L.P. Revolver, maturing September 30, 2007	Caa1	NR	6,872,250
8,500,000		Term Loan, maturing March 31, 2008			8,387,375
1,820,000		Insight Midwest Holdings, LLC Term Loan, maturing June 30, 2009	Ba3	BB	1,821,707
1,985,000		Term Loan, maturing December 31, 2009			2,019,462
16,376,250		Term Loan, maturing December 31, 2009			16,674,199
15,960,000		Mediacom Communications Corporation Term Loan, maturing September 30, 2010	Ba3	BB-	16,222,350
5,000,000	(2)	Olympus Cable Holdings, LLC Term Loan, maturing June 30, 2010	B2	NR	4,947,655
21,000,000		Term Loan, maturing September 30, 2010			20,835,948
3,500,000		Persona Communication, Inc. Term Loan, maturing August 01, 2011	B2	B+	3,532,813

					182,565,641

Cargo Transport: 3.2%
6,000,000		Atlantic Express Transportation Corporation Floating Rate Note, maturing April 15, 2008	B3	B	5,880,000
971,000		Baker Tanks, Inc. Term Loan, maturing January 30, 2011	B1	B+	985,262
1,917,447		Gemini Leasing, Inc. Term Loan, maturing December 31, 2011	NR	NR	1,246,341
3,500,000		Helm Holding Corporation Term Loan, maturing July 02, 2010	B2	B+	3,553,228
2,493,750		Horizon Lines, LLC Term Loan, maturing July 04, 2011	B2	B+	2,539,468
1,867,500		Neoplan USA Corporation Revolver, maturing June 30, 2006	NR	NR	1,867,500
5,387,690		Term Loan, maturing June 30, 2006			5,387,690
1,847,059		Pacer International, Inc. Term Loan, maturing June 10, 2010	B1	BB-	1,873,610
396,429		Railamerica, Inc. Term Loan, maturing September 29, 2011	Ba3	BB	402,623
3,353,571		Term Loan, maturing September 29, 2011			3,405,971
945,013		Terex Corporation Term Loan, maturing July 03, 2009	B1	BB-	957,220
1,312,266		Term Loan, maturing December 31, 2009			1,329,217

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Cargo Transport: (continued)
$2,899,500		Transport Industries, L.P. Term Loan, maturing June 13, 2010	B2	B+	$2,904,937
1,923,077		United States Shipping, LLC Term Loan, maturing April 30, 2010	Ba3	BB-	1,944,712

					34,277,779

Cellular: 8.1%
1,995,000		Cellular South, Inc. Term Loan, maturing 1,995,000 May 04, 2011	Ba3	B+	2,033,653
10,919,987		Centennial Cellular Operating Company Term Loan, maturing February 09, 2011	B2	B-	11,055,309
4,304,714		Independent Wireless One Corporation Term Loan, maturing December 20, 2007	Caa1	NR	4,261,667
10,912,873		Term Loan, maturing June 20, 2008			10,803,744
		Nextel Finance Company	Ba1	BB+
28,787,475		Term Loan, maturing December 15, 2010			28,856,363
8,000,000		Nextel Partners Operating Corporation Term Loan, maturing May 31, 2011	Ba3	B+	8,141,664
2,500,000		Rogers Wireless Communications, Inc. Floating Rate Note, maturing December 15, 2010	Ba3	BB	2,587,500
2,500,000		Rural Cellular Corporation Floating Rate Note, maturing March 15, 2010	B2	B-	2,568,750
14,962,500		Western Wireless Corporation Term Loan, maturing May 31, 2011	B2	B-	15,229,685

					85,538,335

Chemicals, Plastics and Rubber: 8.9%
4,000,000		Brenntag, AG Term Loan, maturing February 27, 2012	B1	BB-	4,072,500
48,246	(2)	GEO Specialty Chemicals, Inc. Debtor in Possession Revolver, maturing December 31, 2004	NR	NR	48,246
1,740,101		Term Loan, maturing December 31, 2007			1,689,186
9,278,375		Hercules, Inc. Term Loan, maturing October 08, 2010	Ba1	BB	9,357,241
18,500,000		Huntsman International, LLC Term Loan, maturing December 31, 2010	B1	B	18,874,625
13,000,000		Huntsman, LLC Term Loan, maturing March 31, 2010	B2	B	13,246,454
1,213,636		Innophos, Inc. Term Loan, maturing August 13, 2010	B1	B+	1,234,875
3,078,229		JohnsonDiversey, Inc. Term Loan, maturing November 03, 2009	Ba3	BB-	3,134,502
1,463,411		Kraton Polymers, LLC Term Loan, maturing December 23, 2010	B1	B+	1,482,923
14,982,417		Nalco Company Term Loan, maturing November 04, 2010	B1	BB-	15,153,306
9,975,000		Polypore, Inc. Term Loan, maturing November 12, 2011	B1	B	10,124,625

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Chemicals, Plastics and Rubber: (continued)
$13,250,000		Rockwood Specialties Group, Inc. Term Loan, maturing July 30, 2012	B1	B+	$13,352,926
2,743,125		Supresta, LLC Term Loan, maturing June 21, 2011	NR	B+	2,791,130

					94,562,539

Containers, Packaging and Glass: 9.8%
1,496,250		Appleton Papers, Inc. Term Loan, maturing June 11, 2010	Ba3	BB	1,516,075
3,479,134		Berry Plastics Corporation Term Loan, maturing June 30, 2010	B1	B+	3,526,972
12,089,041		Boise Cascade Corporation Term Loan, maturing October 28, 2010	Ba3	BB	12,188,643
10,410,959		Term Loan, maturing October 29, 2011			10,598,575
1,433,333		BWAY Corporation Term Loan, maturing June 30, 2011	B1	B+	1,456,027
7,500,000		Graham Packaging Company, L.P. Term Loan, maturing October 07, 2011	B2	B	7,623,885
1,500,000		Term Loan, maturing March 15, 2012	B3	CCC+	1,540,688
9,536,368		Graphic Packaging International, Inc. Term Loan, maturing June 30, 2010	B1	B+	9,723,519
642,675		Greif Bros. Corporation Term Loan, maturing August 23, 2009	Ba3	BB	650,307
2,750,000		Intertape Polymer Group, Inc. Term Loan, maturing July 28, 2011	Ba3	B+	2,798,125
2,178,547		Kerr Group, Inc. Term Loan, maturing August 13, 2010	B1	BB-	2,202,376
1,782,357		Koch Cellulose, LLC Term Loan, maturing May 07, 2011	B1	BB	1,811,320
117,581		Lincoln Paper and Tissue, LLC Term Loan, maturing November 28, 2005	NR	NR	117,581
6,700,000		Term Loan, maturing May 01, 2009			6,700,000
1,800,000		Term Loan, maturing May 01, 2009			1,800,000
12,239,568	(3)	Term Loan, maturing August 28, 2009			2,921,418
3,571,429		Owens-Illinois Group, Inc. Term Loan, maturing April 01, 2008	B1	BB-	3,646,950
5,164,380		Silgan Holdings, Inc. Term Loan, maturing November 30, 2008	Ba3	BB	5,229,740
10,468,862		Smurfit-Stone Container Corporation Term Loan, maturing November 01, 2011	Ba3	BB-	10,648,141
3,221,188		Term Loan, maturing November 01, 2011			3,278,061
9,428,750		Solo Cup, Inc. Term Loan, maturing February 27, 2011	B1	B+	9,618,796
4,487,500		U.S. Can Company Term Loan, maturing January 10, 2010	B2	B	4,504,328

					104,101,527

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

		Bank Loan
		Ratings†

Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Data and Internet Services: 0.2%
$1,312,794	McLeodUSA, Inc. Term Loan, maturing May 30, 2008	Caa2	NR	$669,525
1,466,250	Mitchell International, Inc. Term Loan, maturing August 15, 2011	B1	B+	1,487,786

				2,157,311

Diversified/Conglomerate Manufacturing: 3.9%
1,883,333	Axia, Inc. Term Loan, maturing November 30, 2010	B2	B	1,911,583
4,000,000	Cinram International, Inc. Term Loan, maturing September 30, 2009	Ba3	BB	4,055,624
2,000,000	Dresser Rand, Inc. Term Loan, maturing October 01, 2010	B1	B+	2,034,000
2,866,154	Dresser, Inc. Term Loan, maturing April 10, 2009	Ba3	BB-	2,905,564
785,067	Flowserve Corporation Term Loan, maturing June 30, 2006	Ba3	BB-	790,792
2,726,400	Term Loan, maturing June 30, 2009			2,771,557
889,392	Itron, Inc. Term Loan, maturing June 28, 2011	Ba3	BB-	898,286
9,449,541	Mueller Group, Inc. Term Loan, maturing April 23, 2011	B2	B+	9,526,319
942,788	Norcross Safety Products, LLC Term Loan, maturing March 20, 2009	B1	B+	954,279
2,347,846	RLC Industries Company Term Loan, maturing February 26, 2010	B1	BB+	2,362,520
3,224,375	Roper Industries, Inc. Term Loan, maturing December 29, 2008	Ba2	BB+	3,235,460
1,713,043	Sensus Metering Systems, Inc. Term Loan, maturing December 17, 2010	B2	B+	1,728,388
256,957	Term Loan, maturing December 17, 2010			259,259
8,423,508	SPX Corporation Term Loan, maturing September 30, 2009	Ba2	BBB-	8,479,314

				41,912,945

Diversified/Conglomerate Service: 2.1%
12,934,726	Amerco, Inc. Term Loan, maturing February 27, 2009	NR	BB	13,217,673
3,165,435	Brand Services, Inc. Term Loan, maturing October 16, 2009	B1	B	3,193,133
4,000,000	Iron Mountain, Inc. Term Loan, maturing April 02, 2011	B2	BB-	4,033,332
2,280,520	Term Loan, maturing April 02, 2011			2,297,624

				22,741,762

Ecological: 2.2%
16,700	Allied Waste North America, Inc. Revolver, maturing June 30, 2010	B1	BB	16,417
12,860,457	Term Loan, maturing January 15, 2010			13,052,219
1,967,902	Term Loan, maturing January 15, 2010			1,997,694

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Ecological: (continued)
$3,559,091		Envirosolutions, Inc. Term Loan, maturing March 01, 2009	NR	NR	$3,559,091
1,163,636		Term Loan, maturing March 01, 2009			1,163,636
1,917,081		Great Lakes Dredge & Dock Corporation Term Loan, maturing December 22, 2010	B2	B-	1,917,081
169,375		IESI Corporation Revolver, maturing September 30, 2008	B1	B+	169,163
990,000		Term Loan, maturing September 30, 2010			1,000,210

					22,875,511

Electronics: 1.0%
645,669		Acterna, LLC Term Loan, maturing October 14, 2008	NR	NR	555,275
10,541,011	(3)	Decision One Corporation Term Loan, maturing April 18, 2005	B3	CCC	5,428,621
1,977,157		Invensys International Holdings, Ltd. Term Loan, maturing September 05, 2009	Ba3	B+	2,005,579
2,074,883		Knowles Electronics, Inc. Term Loan, maturing June 29, 2007	B3	B-	2,090,445
467,901		Worldspan, L.P. Term Loan, maturing June 30, 2007	B1	BB-	469,071

					10,548,991

Farming and Agriculture: 2.0%
4,603,333		AGCO Corporation Term Loan, maturing January 31, 2006	Ba1	BB+	4,688,209
153,846		United Industries Corporation Revolver, maturing April 30, 2010	B1	B+	151,538
9,957,544		Term Loan, maturing April 29, 2011			10,125,578
5,882,159		Vicar Operating, Inc. Term Loan, maturing June 30, 2009	Ba3	BB-	5,959,362

					20,924,687

Finance: 1.0%
5,000,000		Refco Finance Holdings, LLC Term Loan, maturing August 05, 2011	B1	BB-	5,060,625
5,985,000		Rent-A-Center, Inc. Term Loan, maturing June 30, 2010	Ba2	BB+	6,065,798

					11,126,423

Gaming: 5.7%
7,257,303		Alliance Gaming Corporation Term Loan, maturing September 04, 2009	Ba3	BB-	7,329,876
2,358,055		Ameristar Casinos, Inc. Term Loan, maturing December 20, 2006	Ba3	BB-	2,395,390
2,000,000		Argosy Gaming Company Term Loan, maturing July 31, 2008	Ba2	BB	2,014,376
6,483,750		Boyd Gaming Corporation Term Loan, maturing June 30, 2011	Ba2	BB	6,580,196
2,925,000		Global Cash Access, LLC Term Loan, maturing March 10, 2010	B2	B+	2,981,672
350,000		Green Valley Ranch Gaming, LLC Revolver, maturing December 23, 2008	B1	B+	349,125

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

		Bank Loan
		Ratings†

Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Gaming: (continued)
$1,985,000	Term Loan, maturing December 24, 2010			$2,014,775
2,152,373	Isle of Capri Casinos, Inc. Term Loan, maturing April 26, 2008	Ba2	BB-	2,180,623
2,000,000	Marina District Finance Company, Inc. Term Loan, maturing October 20, 2011	NR	NR	2,016,666
14,228,479	Opbiz, LLC Term Loan, maturing September 01, 2010	NR	NR	13,766,053
33,068	Term Loan, maturing September 01, 2010			31,993
1,869,854	Penn National Gaming, Inc. Term Loan, maturing September 01, 2007	Ba3	BB-	1,879,203
1,500,000	Pinnacle Entertainment, Inc. Term Loan, maturing August 27, 2010	B1	B+	1,522,500
4,000,000	Ruffin Gaming, LLC Term Loan, maturing July 14, 2007	NR	NR	4,055,000
2,845,560	United Auburn Indian Community Term Loan, maturing January 24, 2009	Ba3	BB+	2,859,788
8,636,364	Venetian Casino Resorts, LLC Term Loan, maturing June 15, 2011	B1	B+	8,796,499

				60,773,735

Grocery: 0.3%
1,036,297	Giant Eagle, Inc. Term Loan, maturing August 06, 2009	Ba2	BB+	1,050,331
1,894,074	Term Loan, maturing August 06, 2009			1,919,724

				2,970,055

Healthcare, Education and Childcare: 12.5%
6,481,250	Accredo Health, Inc. Term Loan, maturing March 31, 2009	Ba2	BB	6,550,113
3,476,288	Advanced Medical Optics, Inc. Term Loan, maturing June 25, 2009	B1	BB-	3,532,778
750,000	AI Asset Acquisition Company, LLC Term Loan, maturing November 30, 2010	B1	B	754,688
500,000	AI Asset Acquisition Company, LLC Term Loan, maturing May 31, 2011	B3	CCC+	507,500
5,000,000	Ardent Health Services, Inc. Term Loan, maturing August 12, 2011	B1	B+	5,018,750
26,956	Block Vision Holdings Corporation Revolver, maturing December 31, 2005	NR	NR	—
18,420,900	Community Health Systems, Inc. Term Loan, maturing August 19, 2011	Ba3	BB-	18,600,799
	Concentra Operating Corporation	B1	B+
1,492,509	New Term Loan, maturing June 30, 2010			1,509,922
2,000,000	Cooper Companies Term Loan, maturing November 15, 2011	Ba3	BB	2,029,376
3,437,500	Davita, Inc. Term Loan, maturing March 31, 2007	Ba2	BB	3,471,875
12,354,392	Term Loan, maturing March 31, 2009			12,529,095
3,000,000	Term Loan, maturing June 30, 2010			3,036,162
962,500	dj Orthopedics, LLC Term Loan, maturing May 15, 2009	Ba3	BB-	972,727

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

		Bank Loan
		Ratings†

Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Healthcare, Education and Childcare: (continued)
$2,000,000	Encore Medical IHC, Inc. Term Loan, maturing October 04, 2010	B1	B	$2,036,250
2,985,000	Express Scripts, Inc. Term Loan, maturing February 13, 2010	Ba1	BBB	3,013,605
2,493,750	Fisher Scientific International, Inc. Term Loan, maturing August 02, 2011	Ba2	BBB	2,519,468
9,181,362	Fresenius Medical Care Holdings, Inc. Term Loan, maturing February 21, 2010	Ba1	BB+	9,235,881
8,977,500	Iasis Healthcare Corporation Term Loan, maturing June 30, 2011	B1	B+	9,118,707
597,614	Insight Health Services Corporation Term Loan, maturing October 17, 2008	B1	B	596,120
137,911	Term Loan, maturing October 17, 2008			137,566
68,955	Term Loan, maturing October 17, 2008			68,783
3,624,296	Term Loan, maturing October 17, 2008			3,656,009
6,556,196	Kinetic Concepts, Inc. Term Loan, maturing August 11, 2010	B1	BB-	6,653,175
4,488,750	Leiner Health Products Group, Inc. Term Loan, maturing May 27, 2011	B1	B	4,567,303
1,479,167	Magellan Health Services, Inc. Term Loan, maturing August 15, 2008	B1	B+	1,497,657
1,745,625	Medical Device Manufacturing, Inc. Term Loan, maturing June 30, 2010	B2	B+	1,769,627
987,500	Pacificare Health Systems, Inc. Term Loan, maturing June 03, 2008	Ba2	BBB-	990,381
3,990,000	Skilled Healthcare Group, Inc. Term Loan, maturing July 31, 2010	B1	B	4,034,888
1,950,000	Sola International, Inc. Term Loan, maturing December 11, 2009	Ba3	BB-	1,976,813
4,488,750	Sterigenics International, Inc. Term Loan, maturing June 14, 2011	B2	B+	4,544,859
625,107	Sybron Dental Management, Inc. Term Loan, maturing June 06, 2009	Ba2	BB+	629,307
1,480,536	Triad Hospitals, Inc. Term Loan, maturing September 30, 2008	Ba3	BB	1,503,080
10,500,000	Vanguard Health Systems, Inc. Term Loan, maturing September 23, 2011	B2	B	10,686,375
5,034,334	VWR International, Inc. Term Loan, maturing April 07, 2011	B1	BB-	5,132,504

				132,882,143

Home and Office Furnishings: 3.6%
3,975,038	Buhrmann U.S., Inc. Term Loan, maturing December 31, 2010	Ba3	BB-	4,030,939
2,496,250	Global Imaging Systems, Inc. Term Loan, maturing May 10, 2010	Ba3	BB-	2,532,915
2,985,000	Hillman Group, Inc. Term Loan, maturing March 30, 2011	B2	B	3,016,716
3,987,500	Holmes Group, Inc. Term Loan, maturing November 08, 2010	B1	B	3,997,469

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

		Bank Loan
		Ratings†

Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value

Home and Office Furnishings: (continued)
$3,869,203	Identity Group, Inc. Term Loan, maturing April 30, 2006	NR	NR	$2,631,058
3,990,000	Maax Corporation Term Loan, maturing June 04, 2011	B1	B+	4,029,900
7,553,571	Sealy Mattress Company Term Loan, maturing April 06, 2012	B2	B+	7,679,466
8,323,704	Simmons Company Term Loan, maturing December 19, 2011	B2	B+	8,434,684
2,000,000	Xerox Corporation Term Loan, maturing September 30, 2008	Ba1	BB-	2,016,250

				38,369,397

Insurance: 1.4%
14,962,500	Conseco, Inc. Term Loan, maturing June 22, 2010	B2	BB-	15,280,453

				15,280,453

Leisure, Amusement, Entertainment: 8.7%
2,183,714	AMF Bowling Worldwide, Inc. Term Loan, maturing August 27, 2009	B1	B	2,206,916
1,492,500	Cinemark USA, Inc. Term Loan, maturing March 31, 2011	Ba3	BB-	1,514,265
4,962,500	Fitness Holdings Worldwide, Inc. Term Loan, maturing July 01, 2009	B1	B	5,027,633
2,743,125	Hollywood Theaters, Inc. Term Loan, maturing July 31, 2009	B2	B	2,785,986
6,000,000	Kerasotes Theatres, Inc. Term Loan, maturing October 31, 2011	B1	B	6,097,500
3,716,865	Lodgenet Entertainment Corporation Term Loan, maturing August 29, 2008	B1	B+	3,740,095
7,500,000	Loews Cineplex Entertainment Corporation Term Loan, maturing July 31, 2011	B1	B	7,608,398
19,000,000	Metro-Goldwyn-Mayer Studios, Inc. Term Loan, maturing April 30, 2011	Ba3	B+	19,087,875
2,985,000	Pure Fishing, Inc. Term Loan, maturing September 30, 2010	B1	BB-	3,033,506
13,506,821	Regal Cinemas, Inc. Term Loan, maturing November 10, 2010	Ba3	BB-	13,662,149
1,500,000	Riddell Bell Holding, Inc. Term Loan, maturing September 28, 2011	B1	BB-	1,522,812
5,944,970	Six Flags Theme Parks, Inc. Term Loan, maturing June 30, 2009	B1	B-	6,011,851
4,990,166	Universal City Development Partners, L.P. Term Loan, maturing June 30, 2007	B1	B+	5,008,879
14,887,500	WMG Acquisition Corporation Term Loan, maturing February 28, 2011	B1	B+	15,143,386

				92,451,251

Lodging: 1.4%
7,000,000	Boca Resorts Hotel Corporation Term Loan, maturing July 22, 2009	NR	NR	7,000,000

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value

Lodging: (continued)
$8,295,070		Wyndham International, Inc. Term loan, maturing June 30, 2006	NR	NR	$8,361,605

					15,361,605

Machinery: 3.7%
2,869,412		Alliance Laundry Holdings, LLC Term Loan, maturing August 02, 2007	B1	B	2,880,172
	(2)	Anthony Crane Rental, L.P.	Caa2	CC
4,757,427	(3)	Term Loan, maturing July 20, 2006			4,004,169
1,995,000		Blount, Inc. Term Loan, maturing August 09, 2010	B2	B+	2,028,251
2,468,750		Bucyrus International, Inc. Term Loan, maturing July 28, 2010	Ba3	BB-	2,511,953
4,265,931		Enersys, Inc. Term Loan, maturing March 17, 2011	Ba3	BB	4,329,920
2,219,697		Juno Lighting, Inc. Term Loan, maturing November 21, 2010	B1	B+	2,251,605
2,801,020		National Waterworks, Inc. Term Loan, maturing November 22, 2009	B1	B+	2,833,700
6,066,666		Rexnord Corporation Term Loan, maturing November 25, 2009	B1	B+	6,127,333
10,281,666		United Rentals (North America), Inc. Term Loan, maturing February 14, 2011	Ba3	BB	10,423,039
1,975,000		Vutek, Inc. Term Loan, maturing June 25, 2010	B1	B+	1,952,469

					39,342,611

Mining, Steel, Iron and Nonprecious Metals: 0.5%
3,750,000		Foundation Coal Corporation Term Loan, maturing July 30, 2011	Ba3	BB-	3,810,469
1,500,000		International Coal Group, LLC Term Loan, maturing October 01, 2010	B2	B-	1,524,375

					5,334,844

Oil and Gas: 3.0%
7,500,000		El Paso Corporation Term Loan, maturing November 23, 2009	B3	B-	7,563,870
5,900,000		Getty Petroleum Marketing, Inc. Term Loan, maturing May 19, 2010	B1	BB-	6,014,313
5,500,000		La Grange Acquisition, L.P. Term Loan, maturing January 18, 2008	NR	NR	5,591,097
1,995,000		Lyondell-Citgo Refining, L.P. Term Loan, maturing May 21, 2007	Ba3	BB	2,009,963
2,625,000		Semcrude, L.P. Term Loan, maturing August 27, 2010	B1	NR	2,657,813
3,921,429		Vulcan Energy Corporation Term Loan, maturing July 23, 2010	B1	BB	3,976,576
3,961,325		Williams Production RMT Company Term Loan, maturing May 30, 2008	B2	BB	4,027,348

					31,840,980

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Other Broadcasting and Entertainment: 5.2%
$2,500,000		Alliance Atlantis Communications, Inc. Term Loan, maturing November 30, 2011	Ba2	BB	$2,534,375
7,020,306		DirecTV Holdings, LLC Term Loan, maturing March 06, 2010	Ba2	BB	7,131,753
12,000,000		Echostar DBS Corporation Floating Rate Note, maturing October 01, 2008	Ba3	BB-	12,450,000
3,750,000		Level 3 Communications, Inc. Term Loan, maturing November 30, 2011	B3	CCC	3,866,018
15,000,000		Liberty Media Corporation Floating Rate Note, maturing September 17, 2006	Baa3	BBB-	15,193,650
10,000,000		Rainbow National Services, LLC Term Loan, maturing March 31, 2012	B1	B+	10,170,830
2,742,857		YankeeNets, LLC Term Loan, maturing June 25, 2007	NR	NR	2,790,857
1,257,143		Yankees Holdings, L.P. Term Loan, maturing June 25, 2007	NR	NR	1,279,143

					55,416,626

Other Telecommunications: 7.8%
8,535,685		Cincinnati Bell, Inc. Term Loan, maturing June 30, 2008	B1	B+	8,634,912
3,404,372		Consolidated Communications, Inc. Term Loan, maturing April 14, 2010	B1	B+	3,412,883
3,481,667		Term Loan, maturing October 14, 2011			3,540,420
2,977,342		D&E Communications, Inc. Term Loan, maturing December 31, 2011	Ba3	BB-	2,995,950
2,087,144		GCI Holdings, Inc. Term Loan, maturing October 31, 2007	Ba2	BB+	2,105,407
2,591,325	(3)	Intera Group, Inc. Term Loan, maturing December 31, 2005	NR	NR	1,177,535
1,051,830	(3)	Term Loan, maturing December 31, 2005			—
2,062,656	(3)	Term Loan, maturing December 31, 2005			—
5,250,000		Iowa Telecommunications Services, Inc. Term Loan, maturing November 30, 2011	Ba3	BB-	5,300,311
11,909,639		Panamsat Corporation Term Loan, maturing August 20, 2011	B1	BB+	12,006,405
15,000,000		Qwest Communications International, Inc. Floating Rate Note, maturing February 15, 2009	B3	CCC+	14,962,500
2,000,000		Qwest Corporation Term Loan, maturing June 30, 2007	B2	BB-	2,087,916
3,000,000		Time Warner Telecom Holdings, Inc. Floating Rate Note, maturing February 15, 2011	B1	B	2,955,042
3,000,000		Triton PCS, Inc. Term Loan, maturing November 18, 2009	B2	BB+	3,036,876
1,500,000		USA Mobility, Inc. Term Loan, maturing November 10, 2006	Ba3	NR	1,515,000

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Other Telecommunications: (continued)
$12,000,000		Valor Telecommunications, LLC Term Loan, maturing November 10, 2011	B2	B+	$12,150,000
4,000,000		Term Loan, maturing November 16, 2011	B3	B-	4,051,252
1,750,000		Wiltel Communications, LLC Term Loan, maturing October 01, 2009	B2	B-	1,751,642
750,000		Term Loan, maturing January 01, 2010	Caa1	CCC+	750,938

					82,434,989

Personal and Nondurable Consumer Products: 3.2%
2,992,500		Amscan Holdings, Inc. Term Loan, maturing April 30, 2012	B1	B+	3,022,425
6,483,750		Church & Dwight Company, Inc. Term Loan, maturing May 30, 2011	Ba2	BB	6,566,826
1,330,000		Jarden Corporation Term Loan, maturing April 24, 2008	Ba3	B+	1,332,494
1,980,000		Term Loan, maturing April 24, 2008			1,983,713
12,734,461		Norwood Promotional Products, Inc. Term Loan, maturing August 16, 2009	NR	NR	12,225,083
7,300,828	(3)	Norwood Promotional Products Holdings, Inc. Term Loan, maturing August 16, 2011	NR	NR	3,431,389
1,980,025		Prestige Brands Holdings, Inc. Term Loan, maturing April 06, 2011	B1	B	2,010,551
3,607,729		Rayovac Corporation Term Loan, maturing September 30, 2009	B1	B+	3,666,355

					34,238,835

Personal, Food and Miscellaneous: 3.0%
1,137,760		AFC Enterprises, Inc. Term Loan, maturing May 23, 2009	B1	B	1,151,982
2,651,077		Alderwoods Group, Inc. Term Loan, maturing August 19, 2010	B1	BB-	2,679,245
2,000,000		Allied Security Holdings, LLC Term Loan, maturing June 30, 2010	B2	B+	2,025,000
4,875,000		Coinmach Corporation Term Loan, maturing July 25, 2009	B2	B	4,934,417
3,241,875		Coinstar, Inc. Term Loan, maturing July 07, 2011	Ba3	BB-	3,298,608
2,500,000		Culligan International Company Term Loan, maturing September 30, 2011	B1	B+	2,546,355
7,819,237		Domino’s, Inc. Term Loan, maturing June 25, 2010	Ba3	B+	7,885,216
5,466,231		Jack in the Box, Inc. Term Loan, maturing January 09, 2010	Ba2	BB	5,549,935
1,666,667		N.E.W. Customer Services Companies, Inc. Term Loan, maturing August 01, 2009	B1	B+	1,679,167

					31,749,925

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

		Bank Loan
		Ratings†

Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Printing and Publishing: 14.4%
$4,987,500	Adams Outdoor Advertising, L.P. Term Loan, maturing October 15, 2011	B1	B+	$5,060,233
6,000,000	Advertising Directory Solutions, Inc. Term Loan, maturing November 09, 2011	B1	BB-	6,055,626
2,000,000	Term Loan, maturing May 09, 2012	B3	B-	2,044,250
992,500	American Achievement Corporation Term Loan, maturing March 25, 2011	B1	B+	1,007,388
3,671,782	American Media Operations, Inc. Term Loan, maturing April 01, 2007	Ba3	B+	3,730,303
2,376,250	American Reprographics Company Term Loan, maturing June 18, 2009	B1	BB	2,420,805
925,471	American Reprographics Company Term Loan, maturing December 18, 2009	B3	B	999,509
7,492,816	Canwest Media, Inc. Term Loan, maturing August 15, 2009	Ba3	B+	7,595,842
6,876,394	Dex Media East, LLC Term Loan, maturing November 08, 2008	Ba2	BB-	6,956,332
3,916,606	Term Loan, maturing May 08, 2009			3,965,564
3,671,701	Dex Media West, LLC Term Loan, maturing September 09, 2009	Ba2	BB-	3,706,505
18,703,766	Term Loan, maturing March 09, 2010			18,898,603
12,000,000	Freedom Communications, Inc. Term Loan, maturing May 18, 2012	Ba3	BB	12,210,000
7,000,000	Jostens, Inc. Term Loan, maturing October 04, 2011	B1	B+	7,067,501
5,368,811	Journal Register Company Term Loan, maturing August 12, 2012	Ba2	BB+	5,404,047
12,370,370	Lamar Media Corporation Term Loan, maturing June 30, 2010	Ba2	BB-	12,503,735
3,500,000	MC Communications, LLC Term Loan, maturing December 31, 2010	B2	B	3,508,750
2,154,500	Merrill Communications, LLC Term Loan, maturing July 30, 2009	B1	B	2,180,759
840,939	Term Loan, maturing July 30, 2009			853,322
2,500,000	Newspaper Holdings, Inc. Term Loan, maturing August 24, 2011	NR	NR	2,499,220
1,945,375	Primedia, Inc. Revolver, maturing June 30, 2008	B3	B	1,869,992
7,117,339	Term Loan, maturing June 30, 2009			6,960,758
1,500,000	Term Loan, maturing December 31, 2009			1,504,376
13,466,250	R.H. Donnelley, Inc. Term Loan, maturing June 30, 2011	Ba3	BB	13,616,978
1,990,000	Reader’s Digest Associations, Inc. Term Loan, maturing May 20, 2008	Ba1	BB	2,017,673
5,980,000	Transwestern Publishing Company Term Loan, maturing February 25, 2011	B1	B+	6,057,555
3,980,003	DTerm Loan, maturing February 25, 2012	B3	B-	4,044,057

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

		Bank Loan
		Ratings†

Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Printing and Publishing: (continued)
$8,751,856	Ziff Davis Media, Inc. Term Loan, maturing March 31, 2007	B3	CCC	$8,715,387

				153,455,070

Radio and TV Broadcasting: 7.5%
2,789,884	Block Communications, Inc. Term Loan, maturing November 15, 2009	Ba2	BB-	2,810,808
1,925,000	Cumulus Media, Inc. Term Loan, maturing March 28, 2009	Ba3	B+	1,943,649
3,491,250	Term Loan, maturing March 28, 2010			3,547,257
10,000,000	Emmis Operating Company Term Loan, maturing November 10, 2011	Ba2	B+	10,116,880
750,000	Entravision Communications Corporation Term Loan, maturing February 24, 2012	B1	B+	759,375
2,500,000	Term Loan, maturing February 24, 2012			2,531,250
6,000,000	Gray Television, Inc. Term Loan, maturing June 30, 2011	Ba2	B+	6,082,500
1,960,000	LIN Television Corporation Term Loan, maturing December 31, 2007	Ba1	BB	1,984,908
3,064,660	Mission Broadcasting, Inc. Term Loan, maturing December 31, 2010	Ba3	B+	3,079,983
3,000,000	NEP Supershooters, L.P. Term Loan, maturing November 30, 2010	B1	B	3,054,375
2,173,466	Nexstar Broadcasting, Inc. Term Loan, maturing December 31, 2010	Ba3	B+	2,184,333
18,000,000	Paxson Communications Corporation Floating Rate Note, maturing January 15, 2010	B1	B	18,090,000
4,750,000	Raycom Media, Inc. Term Loan, maturing March 31, 2012	NR	NR	4,809,375
3,000,000	Sinclair Broadcast Group, Inc. Term Loan, maturing June 30, 2009	Ba2	BB	3,020,625
5,000,000	Term Loan, maturing December 31, 2009			5,054,165
1,985,000	Spanish Broadcasting System, Inc. Term Loan, maturing October 30, 2009	B1	B+	2,014,775
7,000,000	Susquehanna Media Company Term Loan, maturing March 31, 2012	Ba2	BB-	7,094,066
1,840,000	Televicentro of Puerto Rico, LLC Term Loan, maturing December 31, 2007	Ba1	BB	1,863,383

				80,041,707

Retail Stores: 5.9%
4,334,004	Advance Stores Company, Inc. Term Loan, maturing September 30, 2010	Ba2	BB+	4,392,244
1,215,306	Alimentation Couche-Tard, Inc. Term Loan, maturing December 17, 2010	Ba2	BB	1,230,497
1,102,500	Baker & Taylor, Inc. Revolver, maturing May 06, 2009	B1	B	1,091,475
1,000,000	Term Loan, maturing May 06, 2011			1,000,000
15,000,000	Blockbuster Entertainment Corporation Term Loan, maturing August 19, 2011	Ba2	BB	14,974,215

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

			Bank Loan
			Ratings†

Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value

Retail Stores: (continued)
$1,599,365		CH Operating, LLC Term Loan, maturing June 21, 2007	B2	B+	$1,595,367
2,492,500		CSK Automotive, Inc. Term Loan, maturing June 19, 2009	Ba3	B+	2,522,098
5,000,000		Harbor Freight Tools USA, Inc. Term Loan, maturing June 24, 2010	B1	B+	5,029,165
9,975,000		Jean Coutu Group, Inc. Term Loan, maturing July 30, 2011	B1	BB	10,122,298
2,487,500		Nebraska Book Company, Inc. Term Loan, maturing March 04, 2011	B2	B	2,523,258
2,828,415		Oriental Trading Company, Inc. Term Loan, maturing August 06, 2010	B1	B+	2,871,430
1,000,000		Oriental Trading Company, Inc. Term Loan, maturing January 08, 2011	B2	B-	1,020,625
8,269,565		Pantry, Inc. Term Loan, maturing March 12, 2011	B1	B+	8,401,365
2,075,129		Petco Animal Supplies, Inc. Term Loan, maturing October 26, 2008	Ba3	BB	2,101,718
1,995,000		Rite Aid Corporation Term Loan, maturing August 31, 2009	NR	NR	2,016,821
2,181,560		Travelcenters Of America, Inc. Term Loan, maturing November 14, 2008	Ba3	BB	2,192,468

					63,085,044

Telecommunications Equipment: 2.9%
3,500,000		AAT Communications Corporation Term Loan, maturing January 16, 2012	B1	B-	3,548,125
9,975,000		American Tower, L.P. Term Loan, maturing August 31, 2011	B1	B	10,116,056
7,231,875		SBA Senior Finance, Inc. Term Loan, maturing October 31, 2008	B2	CCC+	7,310,977
10,000,000		Spectrasite Communications, Inc. Term Loan, maturing May 12, 2010	Ba3	BB-	10,095,830

					31,070,988

Textiles and Leather: 0.7%
	(2)	Galey & Lord, Inc.	NR	NR
2,635,958	(3)	Term Loan, maturing September 05, 2009			720,951
2,573,615	(3)	Malden Mills Industries, Inc. Term Loan, maturing October 01, 2008	NR	NR	867,308
735,319	(3)	Term Loan, maturing October 01, 2008			—
2,822,500		Polymer Group, Inc. Term Loan, maturing April 27, 2010	B2	B+	2,856,604
1,508,347		William Carter Company Term Loan, maturing September 30, 2008	Ba3	BB+	1,530,972

					5,975,835

Utilities: 5.7%
17,000,000		Allegheny Energy Supply Company Term Loan, maturing March 08, 2011	B1	B+	17,318,750
14,500,000		Astoria Energy, LLC Term Loan, maturing April 15, 2012	Ba3	B+	14,753,750

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

		Bank Loan
		Ratings†

Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value

Utilities: (continued)
$1,980,000	Calpine Construction Finance Company, L.P. Term Loan, maturing August 26, 2009	NR	B+	$2,136,420
3,942,588	Calpine Corporation Term Loan, maturing July 16, 2007	B2	B	3,439,202
2,500,000	Calpine Generating Company, LLC Term Loan, maturing March 23, 2009	B1	B+	2,552,138
3,462,162	Centerpoint Energy, Inc. Term Loan, maturing October 07, 2006	Ba1	BBB	3,478,393
997,500	Coleto Creek WLE, L.P. Term Loan, maturing June 30, 2011	Ba2	BB	1,015,164
1,000,000	Term Loan, maturing June 30, 2012	Ba3	BB-	1,016,875
2,992,500	Dynegy Holdings, Inc. Term Loan, maturing May 27, 2010	B2	BB-	3,058,898
1,000,000	Northwestern Corporation Term Loan, maturing November 01, 2011	Ba1	BB	1,013,750
4,190,534	Pike Electric, Inc. Term Loan, maturing July 01, 2012	Ba3	BB	4,235,180
276,115	Riverside Energy Center, LLC Term Loan, maturing June 24, 2010	Ba3	BB-	278,876
2,602,945	Term Loan, maturing June 24, 2011			2,628,974
3,620,937	Term Loan, maturing June 24, 2011			3,657,146

				60,583,516

	Total Senior Loans (Cost $1,893,845,309)			1,905,954,698

Other Corporate Debt: 0.9%
Finance: 0.7%
7,424,894	Value Asset Management, Inc. Senior Subordinated Bridge Note, maturing August 31, 2005	B3	B	7,276,396

				7,276,396

Healthcare, Education and Childcare: 0.0%
	Block Vision Holdings Corporation	NR	NR
13,365	Junior Term Loan, maturing July 30, 2007			—

Home and Office Furnishings: 0.2%
45,229	MP Holdings, Inc. Subordinated Note, maturing March 14, 2007	NR	NR	42,968
2,000,000	Sealy Mattress Company Unsecured Term Loan, maturing April 05, 2013	B2	B+	2,070,000

				2,112,968

	Total Other Corporate Debt
	(Cost $9,466,603)			9,389,364

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

	Description	Value

Equities and Other Assets: 2.4%
(@), (R)	Acterna, LLC (85,722 Common Shares)	$1,090,731
(@), (R)	Acterna, Inc. — Contingent Right	—
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	186,961
(@), (R)	AM Cosmetics Corporation (Liquidation Interest)	50
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	6,728,959
(@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@), (R)	Decision One Corporation (350,065 Common Shares)	—
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(@), (R)	Enginen Realty (857 Common Shares)	—
(@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	2,335,366
(2), (@), (R)	Exide Technologies (Warrants for 16,501 Common Shares, Expires March 16, 2006)	165
(@), (R)	Galey & Lord, Inc. (203,345 Common Shares)	—
(@), (R)	Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)	—
(@), (R)	Gemini Leasing, Inc. (143,079 common shares)	—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)	562,623
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)	1,875
(@), (R)	Holmes Group, Inc. (2,303 Common Shares)	22,731
(2), (@), (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (300,141 Common Shares)	1
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	20,586
(@), (R)	Intera Group, Inc. (864 Common Shares)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	87,001
(2), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	147,443
(2), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@), (R)	Malden Mills Industries, Inc. (436,865 Common Shares)	—
(@), (R)	Malden Mills Industries, Inc. (1,427,661 Preferred Shares)	—
(@), (R)	Morris Material Handling, Inc. (481,373 Common Shares)	1,078,276
(@), (R)	MP Holdings, Inc. (590 Common Shares)	6
(@), (R)	Murray’s Discount Auto Stores, Inc. (Escrow Interest)	40,136

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

	Description		Value

(@), (R)	Neoplan USA Corporation (17,348 Common Shares)		$—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B Preferred Shares)		—
(@), (R)	Neoplan USA Corporation (1,084,000 Series C Preferred Shares)		205,960
(@), (R)	Neoplan USA Corporation (3,524,300 Series D Preferred Shares)		3,524,300
(@), (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)		—
(@), (R)	New World Restaurant Group, Inc. (Warrants for 4,489 Common Shares, Expires June 15, 2006)		61,589
(@), (R)	Norwood Promotional Products, Inc. (72,238 Common Shares)		—
(@)	Outsourcing Solutions, Inc. (31,460 Common Shares)		863,892
(@), (R)	Safelite Glass Corporation (810,050 Common Shares)		6,553,305
(@), (R)	Safelite Realty Corporation (54,679 Common Shares)		300,735
(@), (R)	Scientific Games Corporation (48,930 Non-Voting Common Shares)		1,169,427
(@), (R)	Soho Publishing (17,582 Common Shares)		176
(@), (R)	Targus Group, Inc. (Warrants for 66,824 Common Shares, Expires December 6, 2012)		—
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	U.S. Office Products Company (Residual Interest in Bankruptcy Estate)		—

	Total for Equity and Other Assets (Cost $21,536,034)		25,037,929

	Total Investments (Cost $1,924,847,946)	182.6%	$1,940,381,991
	Preferred Shares and Liabilities in Excess of Cash and Other Assets — net	(82.6)	(877,967,289)

	Net Assets	100.0%	$1,062,414,702

(@)	Non-income producing security.

(R)	Restricted security.

*	Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

NR	Not Rated

†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.

(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.

(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

(3)	Loan is on non-accrual basis.

(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS	as of November 30, 2004 (unaudited) (continued)

(5)	For federal income tax purposes, the cost of investment is $1,925,761,759 and net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$28,892,370
Gross Unrealized Depreciation	(14,272,138)

Net Unrealized Appreciation	$14,620,232

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date: January 28, 2005

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date: January 28, 2005